Document And Entity Information	3 Months Ended
	Mar. 31, 2013	Jun. 13, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Pub Crawl Holdings, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		125,500,000
Amendment Flag	false
Entity Central Index Key	0001496818
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1